GOODWILL AND OTHER INTANGIBLE ASSETS AND LIABILITIES	12 Months Ended
Dec. 25, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS AND LIABILITIES

4. GOODWILL AND OTHER INTANGIBLE ASSETS AND LIABILITIES

Changes in goodwill consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Balance at beginning of year	$249,924	$249,924
Restaurant disposition	(600)	—
Balance at end of year	$249,324	$249,924

The Company’s restaurant in Norwalk, California was closed during fiscal 2013 due to an eminent domain purchase by the State of California. The Company received proceeds of approximately $1,348,000 from the State. Goodwill was decremented by $600,000, based on a calculation of the fair value of the restaurant closed as a percentage of the relative fair value of the remainder of the reporting unit retained. The Company recognized a net gain of $400,000, which is recorded as gain on disposition of restaurant in the accompanying consolidated statements of operations.

Domestic trademarks consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Beginning balance	$120,700	$120,700
Accumulated impairment charges	(58,812)	(58,812)
Ending balance	$61,888	$61,888

Other intangible assets subject to amortization consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Favorable leasehold interest	$6,038	$6,038
Less: accumulated amortization	(5,104)	(4,932)
Total favorable leasehold interest, net	$934	$1,106
Unfavorable leasehold interest	$(9,156)	$(9,156)
Less: accumulated amortization	7,229	6,844
Unfavorable leasehold interest liability, net	$(1,927)	$(2,312)

The estimated net amortization credits (net liability) for the Company’s favorable and unfavorable leasehold interests for each of the five succeeding fiscal years and thereafter is as follows (in thousands):

For the Years Ending	Favorable Leasehold Interest	Unfavorable Leasehold Interest
December 31, 2014	$156	$(383)
December 30, 2015	140	(296)
December 28, 2016	130	(228)
December 27, 2017	106	(225)
December 26, 2018	97	(144)
Thereafter	305	(651)
Total	$934	$(1,927)

The remaining weighted average amortization periods of the favorable leasehold interest and the unfavorable leasehold liability are 4 years and 9 years, respectfully.